Stock-Based Compensation - Disclosure of Stock-based compensation expense and the corresponding tax benefit included in statement of income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Restricted stock and other stock-based awards expense	$ 9	$ 7	$ 18	$ 16	$ 22	$ 28	$ 20
Tax benefit					$ 5	$ 8	$ 6